Provision for legal proceedings	12 Months Ended
Dec. 31, 2017
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Provision for legal proceedings
24	Provision for legal proceedings

	Provision for legal proceedings		Judicial deposits
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Tax	501,247	479,532	387,451	376,454
Civil, regulatory and environmental	375,561	344,048	180,277	173,884
Labor	471,349	444,984	198,379	164,346

	1,348,157	1,268,564	766,107	714,684

Changes in provision for legal proceedings:

	Tax	Civil, regulatory and environmental	Labor	Total
At January 01, 2016	441,674	284,344	467,913	1,193,931
Accruals	11,256	38,746	126,076	176,078
Disposal / Reversals	(8,277)	(35,111)	(188,837)	(232,225)
Indexation and interest charges (i)	34,879	56,069	39,832	130,780

December 31, 2016	479,532	344,048	444,984	1,268,564

Accruals	15,821	77,535	140,445	233,801
Disposal / Reversals	(14,047)	(45,305)	(148,204)	(207,556)
Indexation and interest charges (i)	19,941	(717)	34,124	53,348

December 31, 2017	501,247	375,561	471,349	1,348,157

(i)	Includes interest reversal.

The Company’s debts with legal proceedings are secured by assets, cash deposit, bank guarantee or insurance guarantee.

Tax claims

a)	Judicial claims deemed to be probable losses, fully accrued

	December 31, 2017	December 31, 2016
Compensation with FINSOCIAL (i)	280,158	269,275
State VAT - ICMS credits (ii)	99,423	84,778
INSS - Social security (iii)	65,149	63,103
PIS and COFINS	2,051	2,449
IPI - Excise tax credit - NT	678	1,155
Federal income taxes	1,521	329
Other	52,267	58,443

	501,247	479,532

(i)	During the period from October 2003 to November 2006, the Company, through its subsidiary CLE, offset the FINSOCIAL tax against several other federal taxes, based on a final court decision in September 2003 following a decision that challenged the constitutionality of the FINSOCIAL. No judicial deposits were made.
(ii)	The amounts that have been provisioned refer to tax assessments by the tax authorities related to several types of ICMS credits. Amongst them: (a) assessment notice related to ICMS payments for the purchase of raw materials which are considered for “use and consumption,” therefore, not eligible for compensation; (b) assessment, as sole obligor, for withholding of ICMS on tolling agreement from an agricultural partnership with Central Paulista Ltda. Açúcar e Álcool; (c) assessment notice related to the ICMS offset arising from the fact that the forward presumed profit is bigger than the consummated profit, under tributary substitution regime.
(iii)	The amounts that have been provisioned are mainly related to social security contributions levied on company´s earnings, pursuant to Article 22-A of the 8.212/91 Law, which are being challenged on the grounds of constitutionality. Judicial deposits have been made for the corresponding amounts.

b)	Judicial claims deemed as possible losses, and therefore not accrued

	December 31, 2017	December 31, 2016
ICMS—State VAT (i)	2,606,545	2,136,241
Federal income taxes (iii)	2,697,278	2,188,011
Foreign financial operation (ii)	280,414	986,179
PIS and COFINS—Revenue taxes (iv)	853,494	850,063
IRRF—Withholding tax (v)	914,545	861,531
INSS—Social security and other (vi)	581,542	615,403
IPI—Excise tax credit—NT (vii)	523,121	512,209
Goodwill Rumo (viii)	512,120	483,723
Penalties related to tax positions (ix)	429,249	397,441
Compensation with IPI—IN 67/98 (x)	132,270	128,456
MP 470—Tax installments (xi)	290,389	120,132
Rumo Intermodal (xii)	—	81,247
Stock option	65,776	62,216
Financial transactions tax on loan	51,330	54,896
Social security contributions	45,985	43,764
Compensation credit award	41,350	38,505
Other	1,040,422	992,682

	11,065,830	10,552,699

(i)	In summary, these demands relate basically:

•	Tax assessments issued against the Company for unpaid ICMS and non-compliance with accessory obligations, in connection with the agricultural and industrial tolling services partnership in specified periods between May and December of 2006 and 2007. In these cases the company is jointly and severally liable;

•	ICMS levied on the remittances for the export of crystallized sugar, which the Company understands are tax exempt. However, the tax authorities classify crystallized sugar as a semi-finished product, which is therefore subject to ICMS;

•	ICMS withholding rate differences on the sale of ethanol to companies located in other states, which subsequently had their tax registrations revoked;

•	Disallowance of ICMS tax credits on the sale of diesel fuel to customers engaged in the agro industrial business.

•	ICMS payments on inventory differences arising from erroneous calculations by the State Tax Administration;

•	ICMS related to the fiscal war between the states;

•	The subsidiary CLE has been discussing administratively the ICMS tax credits arising from the transfer of excess credits to its centralizing unit in the period from May 2012 to January 2013.

•	The State Tax Administration assessed the rail concessions for non-taxation of ICMS on invoices for the provision of rail freight services for export. There is a favorable position for taxpayers in the higher courts; and

•	Assessment from State Tax Administration of São Paulo on the grounds that the Company was not authorized to operate as a general warehouse in that state. At the time of the release of the state registration, the tax authorities allowed the Company’s activities, including issuance of invoices.

Tax assessment notice issued by the São Paulo State Treasury Department, against Rumo Malha Paulista, covering the period from February 2011 to July 2015, with the indication of infractions for alleged lack of payment of ICMS on railroad services for export and ICMS credits accrual considered undue.

(ii)	Tax assessment notices issued requiring additional income tax, social contribution, PIS and COFINS, for the calendar years 2005 to 2008 as a result of the following alleged violations: (a) improper exclusion of financial costs arising from loans with foreign financial institutions from the corporate income tax and social contribution calculation basis, (b) improper exclusion of financial income from securities issued by the Government of Austria and the Government of Spain from the corporate income tax and social contribution calculation basis (c) no inclusion, in the corporate income tax and social contribution calculation basis, of gains earned in swap operations, and non-taxation of financial income resulting from these contracts by PIS and COFINS, (d) improper offsetting from corporate income tax and the social contribution calculation basis by using PIS and COFINS credits.

A favorable decision in the Administrative Court (CARF) may change its classification for remote losses.

(iii)	The Company, and its controlled companies, received assessment notices based on the following: (a) tax benefits that arose from the deduction of goodwill amortization, (b) exchange variation and interest incurred as the tax authorities understand that the corporate transactions carried out were intended to postpone the settlement of debt contracted abroad through the issuance of Perpetual Bonds, in order to reduce Positive result of exchange variation, and (c) the subsidiary Comgás was known of the no recognition of the offsetting procedures made in 2015, using income taxes credits (IRPJ);

(iv)	Refers mainly to the reversal of PIS and COFINS credits, provided by Laws 10.637/2002 and 10.833/2003, respectively. Those reversals arise from a differing interpretation of the laws by the tax authorities in relation to raw materials. These discussions are still at the administrative level.

Tax authorities assessed the Rumo Malha Paulista for non-taxation of PIS and COFINS on revenues from mutual traffic and rite of passage billed against Rumo Malha Norte. The chance of loss is considered possible as tax already has been collected by the concessionaire responsible for transporting from origin.

(v)	The subsidiary CLE received an assessment notice related to the withholding income tax on an alleged capital gain arising from the acquisition of assets of foreign companies.

The subsidiary Comgás received an assessment notice related to the withholding income tax on an alleged capital gain of a former shareholder due to contractual arrangements.

Rumo Malha Paulista had part of its IRPJ credit balance glossed based on the argument that the Company would not be entitled to IRRF compensation on swap transactions.

(vi)	The legal proceeding related to INSS payment with possible unfavorable outcome involve the following: (a) the legality and constitutionality questioning Normative Instruction MPS/SRP Nº 03/2005, which restricted the constitutional immunity over social contributions on export revenues through direct sales, consistent with the manner exports made via trading companies are now taxed; (b) assessment of SENAR (Rural apprenticeship scheme) social contribution on direct and indirect exports, in which the tax authorities disregard the right to constitutional immunity;

(vii)	Legal demands related to the SRF Normative Instruction no. 67/98 that allowed for the refunding of IPI tax payments for sales of refined sugar from January 14, 1992 through November 16, 1997.

(viii)	Tax assessment issued by the Brazilian Tax Authority in 2011 and 2013 against Rumo S.A. concerning: (a) amortization expense disallowance based on future profitability, as well as financial expenses; and (b) non-taxation of supposed capital gain on disposal of equity interest in a Company of the same group.

(ix)	The Company was assessed due to the disregard of the tax benefits of REPORTO (PIS and COFINS suspension), on the grounds that the locomotives and freight cars purchased in 2010 were used outside the limits area of the port. Therefore, the Company was assessed to pay PIS and COFINS, as well as an isolated fine corresponding to 50% of the value of acquired assets.

(x)	SRF Normative Instruction no. 67/98 allowed for the refunding of IPI tax payments for sales of refined sugar from January 14, 1992 through November 16, 1997. Consequently, the Company applied for the offsetting of amounts paid during the periods against other tax liabilities. However, the tax authorities denied its application for both the reimbursement and offsetting of these amounts. The Company has challenged this ruling in an administrative proceeding.

(xi)	The Tax Authority partially rejected the Company requests for payment of its federal tax debts, pursuant to provisional measure n. 470 (MP 470), on the ground that the tax loss offered is not sufficient to settle the respective debts. The likelihood of loss is considered as possible since the results are indicated existed and are available for such use.

(xii)	Decrease related to favorable decisions from administrative sphere.

Civil, labor, regulatory and environmental

a)	Judicial claims deemed to be probable losses, fully accrued

•	Civil – refers mainly to compensation for material and moral damages, class actions for abstaining from straw burning sugarcane and execution of environmental nature.

•	Labor – represent labor claims filed by former employees and employees of service providers who question, among others, payment of overtime, night and dangerous, job reinstatement, compensation for accidents at work and reimbursement of discounts from payroll, such as confederative and assistance contributions, union dues and other.

•	Regulatory – mainly refers to fines and discussions with National Authority for Terrestrial Transport (ANTT).

•	Environmental – these amounts derive from assessments made by the Environmental Sanitation Technology Company (CETESB-SP), Brazilian Institute of Environment and Natural Resources (IBAMA) and Environment Municipal Departments related to soil contamination and water by the overflow of products and non-compliance with conditions imposed by such operating license. In all cases, measures are being taken to reduce the existing liabilities, as well as repair and prevention measures.

b)	Judicial claims deemed as possible losses, and therefore not accrued

The main civil and labor lawsuits, for which an unfavorable outcome is considered possible, are as follows:

	December 31, 2017	December 31, 2016
Civil (i)	2,865,572	2,831,407
Labor	1,061,910	1,089,119
Regulatory	543,028	397,414
Environmental	378,462	351,915

	4,848,972	4,669,855

(i)	The subsidiaries are party to several civil lawsuits, which relate to, among other actions: collisions at level crossings, railroad crossings, traffic accidents, possessory actions in general, extrajudicial title enforcement actions, rights and contractual obligations with clients. For the civil actions, management, based on the opinion of its legal advisors, assessed the circumstances and recorded provisions for probable losses in sufficient and adequate amounts, representing, at the balance sheet date, its best estimate of disbursement that may be required to settle the claims.